Dividends - Dividend Policy (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Loss)/profit attributable to the owners of Sibanye-Stillwater	$ (18.9)	R (265.2)	$ (195.4)	R (2,576.3)	$ 6.4	R 76.7
Adjusted for:
Loss/(gain) on financial instruments	37.7	535.5	(71.0)	(993.9)	(57.7)	(710.2)
(Gain)/loss on foreign exchange differences	(3.7)	(52.6)	(71.2)	(959.0)	(17.1)	(210.1)
Loss/(gain) on disposal of property, plant and equipment	0.3	4.9	(1.9)	(28.4)	(2.6)	(31.8)
Impairments	6.6	93.1	224.9	2,981.8	4.8	59.6
Gain on acquisition	(76.9)	(1,092.5)
Restructuring costs	44.6	633.2	3.1	48.4	7.7	94.4
Transaction costs	6.9	97.5	14.7	209.5	15.7	193.0
Gain on derecognition of borrowings				(230.0)
Occupational healthcare expense			0.4	5.2	0.8	10.2
Other		30.1		5.4		13.3
Tax effect of the items adjusted above		(295.3)		(527.9)		182.2
Change in estimated deferred tax rate		(1,544.0)		1,295.2
Share of results of equity-accounted investees after tax	$ (18.0)	(255.7)	$ (9.9)	(145.7)	$ (16.1)	(198.5)
Normalised earnings		(2,111.0)		R (915.7)		R (521.2)
SA Gold operations
Adjusted for:
Restructuring costs		386.4
Marikana operations
Adjusted for:
Restructuring costs for voluntary separation agreements		R 246.8
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	25.00%	25.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%	35.00%